Intangible assets, net	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 10 – Intangible assets, net

Intangible assets consisted of the following:

	As of December 31, 2025	As of December 31, 2024

Software	$30,637	$19,681
Distribution rights	300,347	337,827
Total intangible assets	330,984	357,508
Less: accumulated amortization	(169,550)	(20,213)
Total intangible assets, net	$161,434	$337,295

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Amortization expense for the years ended December 31, 2025, 2024 and 2023 amounted to $156,660, $20,172 and $0, respectively. Impairment of intangibles assets for the years ended December 31, 2025, 2024 and 2023 amounted to $37,480, $14,755,560 and $0, respectively.

The following table sets forth the Company’s amortization expense for the next five years ending:

Amortization
expenses
Twelve months ending December 31, 2026	$138,221
Twelve months ending December 31, 2027	6,127
Twelve months ending December 31, 2028	6,127
Twelve months ending December 31, 2029	10,959
Total	$161,434